Staff costs (Tables)	12 Months Ended
Dec. 31, 2018
Staff Costs
Schedule of staff costs

Staff costs (including directors), for continuing and discontinued operations, comprise:

	2018	2017	2016
	£’000	£’000	£’000

Wages and salaries	5,393	5,278	6,314
Defined contribution pension cost (note 26)	149	158	206
Social security contributions and similar taxes	639	643	769
Share based payment	(36)	520	203
	6,145	6,599	7,492
Continuing operations	4,352	4,578	4,663
Discontinued operations	1,793	2,021	2,829
	6,145	6,599	7,492

Schedule for average number of employed staff

The average number of staff employed by the Group during the financial year, for continuing and discontinued operations, amounted to:

	2018	2017	2016

Research and development	63	62	57
General and administration	16	17	19
Sales and marketing	6	6	8
	85	85	84

Schedule of key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the directors of the Company, and the Chief Operating Officer.

	2018	2017	2016
	£’000	£’000	£’000
Wages and salaries	900	811	1,054
Defined contribution pension cost	39	68	59
Payments made to third parties	142	142	142
Social security contributions and similar taxes	77	97	152
Benefits in kind	3	3	2
Share based payment	(92)	388	184
	1,069	1,509	1,593

Schedule of Director's emoluments

Emoluments disclosed above include the following amounts in respect of the highest paid Director.

	2018	2017	2016
	£’000	£’000	£’000
Salary	110	299	448
Total pension and other post-employment benefit costs	4	10	28
Benefits in kind	1	1	1
Termination benefits	99	-	-
	214	310	477